Fair Value Measurements - Derivative instruments at fair value (Details) - USD ($) $ in Thousands	Jan. 31, 2026	Jan. 31, 2025
Fair Value Measurements
Equity derivative contracts	$ 9,763	$ 26,372
Contingent consideration	10,761	8,674
Level 2
Fair Value Measurements
Equity derivative contracts	9,763	26,372
Level 3
Fair Value Measurements
Contingent consideration	$ 10,761	$ 8,674